LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Non-annuitant mortality and morbidity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[1]	5% reduction
Non-annuitant mortality and morbidity [Member] | Increase (reduction) in profit before tax [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[1]	£ 22	£ 23
Non-annuitant mortality and morbidity [Member] | Increase (reduction) in equity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[1]	£ 18	19
Annuitant mortality [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[2]	5% reduction
Annuitant mortality [Member] | Increase (reduction) in profit before tax [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[2]	£ (234)	(221)
Annuitant mortality [Member] | Increase (reduction) in equity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[2]	£ (194)	(184)
Lapse rates [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[3]	10% reduction
Lapse rates [Member] | Increase (reduction) in profit before tax [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[3]	£ 89	75
Lapse rates [Member] | Increase (reduction) in equity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[3]	£ 74	62
Future maintenance and investment expenses [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[4]	10% reduction
Future maintenance and investment expenses [Member] | Increase (reduction) in profit before tax [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[4]	£ 262	289
Future maintenance and investment expenses [Member] | Increase (reduction) in equity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[4]	£ 217	240
Risk-free rate [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[5]	0.25% reduction
Risk-free rate [Member] | Increase (reduction) in profit before tax [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[5]	£ 76	(40)
Risk-free rate [Member] | Increase (reduction) in equity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[5]	£ 63	(33)
Guaranteed annuity option take up [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[6]	5% addition
Guaranteed annuity option take up [Member] | Increase (reduction) in profit before tax [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[6]	£ (3)	(6)
Guaranteed annuity option take up [Member] | Increase (reduction) in equity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[6]	£ (2)	(5)
Equity investment volatility [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[7]	1% addition
Equity investment volatility [Member] | Increase (reduction) in profit before tax [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[7]	£ (5)	(7)
Equity investment volatility [Member] | Increase (reduction) in equity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[7]	£ (4)	(6)
Widening of credit default spreads on corporate bonds [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[8]	0.25% addition
Widening of credit default spreads on corporate bonds [Member] | Increase (reduction) in profit before tax [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[8]	£ (364)	(235)
Widening of credit default spreads on corporate bonds [Member] | Increase (reduction) in equity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[8]	£ (303)	(195)
Increase in illiquidity premia [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable	[9]	0.10% addition
Increase in illiquidity premia [Member] | Increase (reduction) in profit before tax [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[9]	£ 153	145
Increase in illiquidity premia [Member] | Increase (reduction) in equity [Member]
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	[9]	£ 127	£ 120

[1]	This sensitivity shows the impact of reducing mortality and morbidity rates on non-annuity business to 95 per cent of the expected rate.
[2]	This sensitivity shows the impact on the annuity and deferred annuity business of reducing mortality rates to 95 per cent of the expected rate.
[3]	This sensitivity shows the impact of reducing lapse and surrender rates to 90 per cent of the expected rate.
[4]	This sensitivity shows the impact of reducing maintenance expenses and investment expenses to 90 per cent of the expected rate.
[5]	This sensitivity shows the impact on the value of in-force business, financial options and guarantee costs, statutory reserves and asset values of reducing the risk-free rate by 25 basis points.
[6]	This sensitivity shows the impact of a flat 5 per cent addition to the expected rate.
[7]	This sensitivity shows the impact of a flat 1 per cent addition to the expected rate.
[8]	This sensitivity shows the impact of a 25 basis point increase in credit default spreads on corporate bonds and the corresponding reduction in market values. Swap curves, the risk-free rate and illiquidity premia are all assumed to be unchanged.
[9]	This sensitivity shows the impact of a 10 basis point increase in the allowance for illiquidity premia. It assumes the overall spreads on assets are unchanged and hence market values are unchanged. Swap curves and the non-annuity risk-free rate are both assumed to be unchanged. The increased illiquidity premium increases the annuity risk-free rate.